Investment Objectives and Goals	Jul. 29, 2026
Aristotle Core Plus Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Plus Income ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Plus Income ETF (the “Fund”) seeks a high level of current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Aristotle Multi-Sector Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Multi-Sector Income ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Multi-Sector Income ETF (the “Fund”) seeks a high level of current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Aristotle Short Term Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Short Term Income ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Short Term Income ETF (the “Fund”) seeks current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.